Debt - Long-Term Debt - Additional information (Details)					1 Months Ended									3 Months Ended		12 Months Ended
	Mar. 07, 2025 USD ($)	Dec. 31, 2024 USD ($) Agreement	Mar. 09, 2024 USD ($)	Dec. 27, 2023 USD ($) shares	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2025 USD ($) Loan	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Loan Agreement	Dec. 31, 2023 USD ($) Agreement	Jun. 30, 2024	Apr. 30, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Mar. 11, 2021	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Number of separate loan agreements | Agreement		30														30	40
Unamortized debt issuance costs		$ 233,000												$ 205,000		$ 233,000
Interest expense														5,388,000	$ 4,655,000	21,183,000	$ 22,223,000
Long-term debt		188,910,000												121,646,000		188,910,000
Outstanding debt obligations for which waiver letters were received		19,365,000												0		19,365,000	42,675,000
Derivative liability		3,014,000												$ 2,445,000		3,014,000	2,508,000			$ 3,746,000
Unrealized gain (loss) related to the change in fair value of derivative liability																0	(14,589,000)
Derivative liability, write-off				$ 0
Bridge Notes
Schedule of Debt [Line Items]
Derivative liability to its fair value		0														$ 0	0					$ 971,000
Notes Payable to Banks
Schedule of Debt [Line Items]
Number of separate loan agreements | Loan														27		30
Unamortized debt issuance costs		233,000												$ 205,000		$ 233,000	151,000
Amortization of debt issuance costs														28,000	16,000	130,000	98,000
Interest expense																11,587,000	9,251,000
Interest expense														$ 2,354,000	2,730,000
Line of Credit | Secured Debt
Schedule of Debt [Line Items]
Late payment, penalty fee, percent													5.00%	5.00%
Maximum borrowing capacity													$ 12,255,000				15,250,000								$ 32,250,000			$ 27,250,000	$ 22,255,000
Floor rate													0.0225
Variable rate													2.25%
Debt instrument, term													12 years	12 years
Long-term debt		3,126,000												$ 3,026,000		3,126,000	13,148,000
Available borrowing capacity		12,124,000												$ 12,224,000		12,124,000	$ 2,102,000
Line of Credit | Secured Debt | Overnight LIBOR
Schedule of Debt [Line Items]
Variable rate													2.25%
Line of Credit | Secured Debt | LIBOR 1
Schedule of Debt [Line Items]
Variable rate													3.00%	3.00%
Line of Credit | Revolving Credit Facility
Schedule of Debt [Line Items]
Maximum borrowing capacity			$ 60,000,000								$ 60,000,000
Long-term debt		$ 59,540,000														59,540,000
Proceeds from loans								$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Line of Credit | Revolving Credit Facility | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Variable rate											1.25%
Line of Credit | Revolving Credit Facility | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Variable rate											1.88%
Line of Credit | Revolving Credit Facility | SOFR
Schedule of Debt [Line Items]
Variable rate		1.25%						1.25%	1.25%	1.25%	1.25%
Line of Credit | Revolving Credit Facility | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Variable rate											1.25%
Line of Credit | Revolving Credit Facility | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate			1.50%
Line of Credit | Revolving Credit Facility | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate											1.25%
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs		$ 0														$ 0
Long-term debt																					$ 95,503,000		$ 85,000,000
Principal amount																							$ 35,000,000	$ 50,000,000
Maximum borrowing capacity																								$ 85,000,000
Interest rate																								10.00%
Derivative liability																								$ 1,441,000
Principal balance converted				85,000,000
Interest converted				10,503,000
Debt issuance cost, write-off				$ 717,000
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares				9,550,274
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term		2 years												2 years		2 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term		15 years												15 years		15 years
LOC Master Note | Line of Credit | Revolving Credit Facility
Schedule of Debt [Line Items]
Outstanding balance		$ 59,540,000												$ 0		$ 59,540,000
Outstanding balance paid	$ 59,540,000
LOC Master Note | Line of Credit | Revolving Credit Facility | SOFR
Schedule of Debt [Line Items]
Variable rate			1.50%
EID loan | Other Debt Payable
Schedule of Debt [Line Items]
Debt, term												30 years
Proceeds from loans												$ 122,000
Interest rate												3.75%
Principal and interest deferral period												12 months														24 months	24 months
7.25% Promissory Note | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term							5 years
Principal amount							$ 4,200,000
Interest rate							7.25%
9.45% Promissory Note 1 | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term						10 years
Principal amount						$ 6,964,000									$ 6,964,000
Interest rate																		9.45%
7.75% Promissory Note Due April 2029 | Other Debt Payable
Schedule of Debt [Line Items]
Principal amount																			$ 7,822,000
Interest rate																			7.75%
8.81% Promissory Note | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term					5 years
Principal amount					$ 12,600,000
Interest rate					8.81%
A Seven Point Two Five Promissory Note [Member] | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term							5 years
Principal amount							$ 4,200,000
Interest rate							7.25%